Share-Based Payments	12 Months Ended
Dec. 31, 2011
Share-Based Payments

13.	Share-Based Payments

Our compensation programs can include share-based payments, in the form of stock options, Restricted Stock Units (RSUs), Performance Share Awards (PSAs) and Total Shareholder Return Units (TSRUs).

The Company’s shareholders approved the amendment and restatement of the 2004 Stock Plan at the Annual Meeting of Shareholders held on April 23, 2009. The primary purpose of the amendment was to increase the number of shares of common stock available for grants by 425 million shares. In addition, the amendment provided other changes, including that the number of stock options, Stock Appreciation Rights (SARs) (now known as TSRUs) or other performance-based awards that may be granted to any one individual during any 36-month period is limited to eight million shares, and that RSUs, PSAs and restricted stock grants count as two shares, while stock options and TSRUs count as one share, toward the maximums for the incremental 425 million shares. As of December 31, 2011, 319 million shares were available for award. The 2004 Stock Plan, as amended, is the only Pfizer plan under which equity-based compensation may currently be awarded to executives and other employees.

The Company’s shareholders originally approved the 2004 Stock Plan at the Annual Meeting of Shareholders held on April 22, 2004, and, effective upon that approval, new stock option and other share-based awards could be granted only under the originally approved 2004 Stock Plan. As originally approved, the 2004 Stock Plan allowed a maximum of three million shares to be awarded to any employee per year and 475 million shares in total. RSUs, PSAs and restricted stock grants counted as three shares, while stock options and SARs counted as one share, toward the maximums under the Plan, as originally approved.

Although not required to do so, we have used authorized and unissued shares and, to a lesser extent, shares held in our Employee Benefit Trust and treasury stock to satisfy our obligations under these programs.

A. Impact on Net Income

The components of share-based compensation expense and the associated tax benefit follow:

	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009

Stock option expense	$166	$150	$165
RSU expense	228	211	183
TSRU expense	17	28	15
Directors’ compensation and other	5	2	3
PSA expense/(expense reduction)	3	14	(17)

Share-based payment expense	419	405	349
Tax benefit for share-based compensation expense	(139)	(129)	(99)
Share-based payment expense, net of tax	$280	$276	$250

Amounts capitalized as part of inventory cost and the impact of modifications under our cost-reduction and productivity initiatives to share-based awards were not significant for any period presented. Generally, the modifications resulted in an acceleration of vesting, either in accordance with plan terms or at management’s discretion.

B. Stock Options

Stock options are issued to select employees and, when vested, entitle the holder to purchase a specified number of shares of Pfizer common stock at a price per share equal to the closing market price of Pfizer common stock on the date of grant.

All eligible employees may receive stock option grants. No stock options were awarded to senior and other key management in any period presented; however, stock options were awarded to certain other employees. In virtually all instances, stock options granted since 2005 vest after three years of continuous service from the grant date and have a contractual term of 10 years. In most cases, stock options must be held for at least one year from the grant date before any vesting may occur. In the event of a divestiture or restructuring, options held by employees are immediately vested and are exercisable for a period from three months to their remaining term, depending on various conditions.

We measure the value of stock option grants as of the grant date using, for virtually all grants, the Black-Scholes-Merton option-pricing model. The values determined through this fair-value-based method generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate.

The weighted-average assumptions used in the valuation of stock options follow:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Expected dividend yield(a)	4.14%	4.00%	4.90%
Risk-free interest rate(b)	2.59%	2.87%	2.69%
Expected stock price volatility (c)	25.55%	26.85%	41.36%
Expected term(d) (years)	6.25	6.25	6.0

(a)	Determined using a constant dividend yield during the expected term of the option.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility, after consideration of historical volatility.
(d)	Determined using historical exercise and post-vesting termination patterns.

The following table summarizes all stock option activity during 2011:

	SHARES (THOUSANDS)	WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE(a) (MILLIONS)
Outstanding, December 31, 2010	458,604	$28.29
Granted	66,850	18.92
Exercised	(9,406)	16.31
Forfeited	(6,513)	17.41
Canceled	(79,982)	38.73
Outstanding, December 31, 2011	429,553	25.31	4.9	$751
Vested and expected to vest(b), December 31, 2011	421,754	25.46	4.9	$715
Exercisable, December 31, 2011	273,563	30.09	3.0	$17

(a)	Market price of underlying Pfizer common stock less exercise price.
(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table provides data related to all stock option activity:

	YEAR ENDED/AS OF DECEMBER 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2011	2010	2009
Weighted-average grant date fair value per stock option	$3.15	$$3.25	$3.30
Aggregate intrinsic value on exercise	$32	$5	$2
Cash received upon exercise	$153	$16	$7
Tax benefits realized related to exercise	$10	$1	$1
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$177	$178	$147
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.3	1.3	1.2

C. Restricted Stock Units (RSUs)

RSUs are issued to select employees and, when vested, entitle the holder to receive a specified number of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such RSUs. For RSUs granted during the periods presented, in virtually all instances, the units vest after three years of continuous service from the grant date.

We measure the value of RSU grants as of the grant date using the closing price of Pfizer common stock. The values determined through this fair-value-based method generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate.

The following table summarizes all RSU activity during 2011:

	SHARES (THOUSANDS)	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE PER SHARE
Nonvested, December 31, 2010	41,177	$17.57
Granted	15,671	18.91
Vested	(13,281)	20.99
Reinvested dividend equivalents	1,740	19.28
Forfeited	(3,367)	17.27
Nonvested, December 31, 2011	41,940	$17.08

The following table provides data related to all RSU activity:

(MILLIONS OF DOLLARS)	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Total grant date fair-value-based amount of shares vested	$279	$311	$131
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$264	$230	$198
Weighted-average period over which RSU cost is expected to be recognized (years)	1.3	1.4	1.3

D.	Performance Share Awards (PSAs)

PSAs are awarded to senior and other key members of management. The target number of shares is determined by reference to the fair value of share-based awards to similar employees in the industry peer group.

We measure the value of PSA grants as of the grant date using a Monte Carlo simulation model. The values determined through this fair-value-based methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate.

The weighted-average assumptions used in the valuation of PSAs follow:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Risk-free interest rate(a)	1.22%	1.24%	1.95%
Expected Pfizer stock price volatility(b)	25.55%	26.75%	40.40%
Average peer stock price volatility(b)	21.63%	23.64%	36.30%
Contractual term (years)	3	3	3

(a)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(b)	Determined using implied volatility, after consideration of historical volatility.

E.	Total Shareholder Return Units (TSRUs)

TSRUs are awarded to senior and other key management. The contractual terms for TSRUs were for 5 years for certain awards and for 7 years for the balance of the awards in 2011, and for 5 years for all awards in each of 2009 and 2010. The target number of shares is determined by reference to the fair value of share-based awards to similar employees in the industry peer group.

We measure the value of TSRU grants as of the grant date using a Monte Carlo simulation model. The values determined through this fair-value-based methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and Research and development expenses, as appropriate.

The weighted-average assumptions used in the valuation of TSRUs follow:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Expected dividend yield(a)	4.15%	3.99%	4.55%
Risk-free interest rate(b)	2.51%	2.34%	2.35%
Expected stock price volatility(c)	25.55%	26.76%	36.92%
Contractual term (years)	5.95	5.00	5.00

(a)	Determined using a constant dividend yield during the expected term of the TSRU.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility, after consideration of historical volatility.